Debt - Narrative (Details) $ in Thousands		1 Months Ended						12 Months Ended
	Feb. 12, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 USD ($) interestPaymentPeriod	Jul. 31, 2024 USD ($) interestPaymentPeriod	Dec. 31, 2005 USD ($) tranche	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2026 USD ($)	Oct. 31, 2025 USD ($)	Apr. 01, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts		$ 43,806,262						$ 43,806,262
Debt instrument, unamortized discount (premium) and debt issuance costs, net		240,983						240,983	$ 242,984
Undrawn amounts		11,001,391						11,001,391
Amortization of debt issuance costs, debt discount, debt premium and lease premium								60,000	63,000	$ 75,000
Debt		43,565,321						$ 43,565,321	$ 45,294,511
AerFunding | Charitable Trust
Debt Instrument [Line Items]
Ownership percentage								95.00%
AerFunding | AerCap Ireland
Debt Instrument [Line Items]
Ownership percentage								5.00%
Unsecured
Debt Instrument [Line Items]
Undrawn amounts		9,925,000						$ 9,925,000
Unsecured | Revolving credit facilities
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																$ 950,000
Unsecured | Citi revolving credit facility II
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		4,350,000						4,350,000
Unsecured | Citi revolving credit facility I
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		4,650,000						4,650,000
Secured
Debt Instrument [Line Items]
Undrawn amounts		1,076,391						1,076,391
Subordinated
Debt Instrument [Line Items]
Undrawn amounts		0						0
AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Undrawn amounts		0						$ 0
Redemption price of debt instrument, percentage								100.00%
4875% Senior Unsecured Debt Due 2028 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)															4.875%
Aggregate principal amount															$ 750,000
5.375% Senior Unsecured Debt Due 2031 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)															5.375%
Aggregate principal amount															$ 750,000
4.375% Senior Unsecured Debt Due 2030 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)												4.375%
Aggregate principal amount												$ 600,000
5.000% Senior Unsecured Debt Due 2035 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)												5.00%
Aggregate principal amount												$ 600,000
4.125% Senior Unsecured Debt Due 2029 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)											4.125%
Aggregate principal amount											$ 900,000
4.750% Senior Unsecured Debt Due 2033 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)											4.75%
Aggregate principal amount											$ 850,000
Unsecured Term Loan | Line of Credit | Unsecured
Debt Instrument [Line Items]
Aggregate principal amount													$ 1,500,000	$ 545,000
Debt instrument, prepayment amount					$ 850,000
Export credit facilities | Secured
Debt Instrument [Line Items]
Undrawn amounts		0						$ 0
Setanta | Secured
Debt Instrument [Line Items]
Repayments of secured debt			$ 300,000
Hyperion | Secured
Debt Instrument [Line Items]
Repayments of secured debt			$ 200,000
AerFunding Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Decrease in line of credit facility, maximum borrowing capacity		$ 500,000
Debt instrument, term out period		24 months
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Undrawn amounts		$ 947,164						$ 947,164
ECAPS Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount							$ 1,000,000
Number of tranches | tranche							2
ECAPS Subordinated Notes | Subordinated | SOFR
Debt Instrument [Line Items]
Debt, floating reference rate, duration							3 months
ECAPS Subordinated Notes | Subordinated | Ten Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration							10 years
ECAPS Subordinated Notes | Subordinated | Thirty Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration							30 years
ECAPS Subordinated Debt $400 Million Tranche | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount							$ 400,000
Spread over reference rate							1.80%
ECAPS Subordinated Debt $600 Million Tranche | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount							$ 600,000
Spread over reference rate							1.55%
2045 Junior Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Repayments of debt				$ 500,000
Debt																	$ 500,000
Debt, fixed interest rate																	6.50%
Percentage of principal amount redeemed				100.00%
Fixed-rate Reset Junior Subordinated Notes Due 2055 | Subordinated
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)						6.95%
Redemption price of debt instrument, percentage						100.00%
Aggregate principal amount						$ 750,000
Spread over reference rate						2.72%
Debt, reset period, duration						5 years
Debt instrument, consecutive semi-annual interest payment | interestPaymentPeriod						20
Fixed-rate Reset Junior Subordinated Notes Due 2056 | Subordinated
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)					6.50%
Aggregate principal amount					$ 500,000
Spread over reference rate					2.441%
Debt, reset period, duration					5 years
Debt instrument, consecutive semi-annual interest payment | interestPaymentPeriod					20
4.450% Senior Unsecured Debt Due 2026 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)	4.45%
Repayments of debt	$ 500,000
Minimum | AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)		1.75%						1.75%
Minimum | Export credit facilities | Secured
Debt Instrument [Line Items]
Debt instrument term								10 years
Maximum | AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)		6.45%						6.45%
Maximum | Export credit facilities | Secured
Debt Instrument [Line Items]
Debt instrument term								12 years